Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 129	£ 134
Other	2,472	1,942
Other liabilities	£ 2,601	£ 2,076